BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other standards (Details)	12 Months Ended
Dec. 31, 2018
Forthcoming requirements
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Forthcoming requirements.
IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 16
Description of nature of impending change in accounting policy	Leases
IFRIC 23
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRIC 23
Description of nature of impending change in accounting policy	Uncertainty over Income Tax and Tax Treatments
Amendments to IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 9
Description of nature of impending change in accounting policy	Prepayment Features with Negative Compensation
Amendments to IAS 28
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 28
Description of nature of impending change in accounting policy	Long-term Interests in Associates and Joint Ventures
Amendments to IAS 19
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 19
Description of nature of impending change in accounting policy	Plan Amendment, Curtailment or Settlement
Various Standards
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Various standards
Description of nature of impending change in accounting policy	Annual Improvements to IFRS Standards 2015–2017 Cycle
Date by which application of new IFRS is required	Jan. 01, 2019
Amendment to IFRS 3
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendment to IFRS 3
Description of nature of impending change in accounting policy	Business combinations
Conceptual Framework
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Conceptual Framework
Description of nature of impending change in accounting policy	Amendments to References to Conceptual Framework in IFRS Standards
Date by which application of new IFRS is required	Jan. 01, 2020
IFRS 17
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance Contracts
Date by which application of new IFRS is required	Jan. 01, 2021
Amendment to IAS 1 and IAS 8
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendment to IAS 1 and IAS 8
Description of nature of impending change in accounting policy	Definition of materiality
Amendments to IFRS 10 and IAS 28
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28
Description of nature of impending change in accounting policy	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture